UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2018

VTC-QTLY-0518
1.814636.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	118,800	$1,223,640
Automobiles - 3.5%
Automobile Manufacturers - 3.5%
Tesla, Inc. (a)(b)	101,700	27,065,421
Biotechnology - 0.0%
Biotechnology - 0.0%
BeiGene Ltd. ADR (b)	500	84,000
Communications Equipment - 1.0%
Communications Equipment - 1.0%
Applied Optoelectronics, Inc. (a)(b)	14,700	368,382
CommScope Holding Co., Inc. (b)	60,700	2,426,179
F5 Networks, Inc. (b)	18,100	2,617,441
Hytera Communications Corp. Ltd. Class A	1,329,197	2,478,851
		7,890,853
Diversified Consumer Services - 0.9%
Education Services - 0.9%
TAL Education Group ADR	187,838	6,966,911
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jianpu Technology, Inc. ADR (a)(b)	218,100	1,206,093
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	56,141	453,178
Electronic Equipment & Components - 2.9%
Electronic Components - 0.2%
E Ink Holdings, Inc.	980,000	1,683,126
Electronic Equipment & Instruments - 1.5%
Chroma ATE, Inc.	1,084,415	6,406,849
Trimble, Inc. (b)	144,370	5,179,996
		11,586,845
Technology Distributors - 1.2%
Dell Technologies, Inc. (b)	128,200	9,385,522

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		22,655,493

Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (b)(c)	300	0
Internet & Direct Marketing Retail - 2.4%
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (b)	5,200	7,526,168
China Internet Plus Holdings Ltd. Class B (b)(c)(d)	141,569	791,238
Netflix, Inc. (b)	25,700	7,590,495
Vipshop Holdings Ltd. ADR (b)	134,459	2,234,709
		18,142,610
Internet Software & Services - 13.6%
Internet Software & Services - 13.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	108,700	19,950,798
Alphabet, Inc.:
Class A (b)	10,600	10,993,684
Class C (b)	10,561	10,896,734
Apptio, Inc. Class A (b)	500	14,170
Endurance International Group Holdings, Inc. (b)	92,500	684,500
Facebook, Inc. Class A (b)	44,189	7,060,960
GoDaddy, Inc. (b)	95,700	5,877,894
LogMeIn, Inc.	56,817	6,565,204
MercadoLibre, Inc.	14,700	5,238,933
MongoDB, Inc. Class A	1,500	65,100
NetEase, Inc. ADR	20,500	5,747,995
New Relic, Inc. (b)	42,400	3,142,688
Nutanix, Inc.:
Class A (b)	94,600	4,645,806
Class B (e)	6,397	314,157
Okta, Inc.	8,400	334,740
SMS Co., Ltd.	98,400	4,193,826
Tencent Holdings Ltd.	181,200	9,726,738
Xunlei Ltd. sponsored ADR (a)(b)	295,207	2,978,639
Yandex NV Series A (b)	150,800	5,949,060
		104,381,626
IT Services - 6.7%
Data Processing & Outsourced Services - 3.9%
FleetCor Technologies, Inc. (b)	38,100	7,715,250
Global Payments, Inc.	21,000	2,341,920
PayPal Holdings, Inc. (b)	205,900	15,621,633
Square, Inc. (b)	86,000	4,231,200
		29,910,003
IT Consulting & Other Services - 2.8%
China Information Technology, Inc. (b)	42	75
Cognizant Technology Solutions Corp. Class A	205,800	16,566,900
DXC Technology Co.	50,100	5,036,553
		21,603,528

TOTAL IT SERVICES		51,513,531

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(c)	94,814	200,294
Machinery - 1.0%
Industrial Machinery - 1.0%
Minebea Mitsumi, Inc.	346,948	7,408,166
Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (b)	439,097	78,064
iCar Asia Ltd. warrants 6/12/19 (b)	64,573	3,236
		81,300
Cable & Satellite - 0.7%
Naspers Ltd. Class N	21,000	5,129,650
Publishing - 0.1%
China Literature Ltd. (b)(e)	108,072	1,009,135

TOTAL MEDIA		6,220,085

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Group, Inc.	28,400	786,301
Semiconductors & Semiconductor Equipment - 23.0%
Semiconductor Equipment - 6.0%
Applied Materials, Inc.	66,900	3,720,309
ASM Pacific Technology Ltd.	709,022	9,988,940
ASML Holding NV	19,500	3,871,920
Entegris, Inc.	55,800	1,941,840
Ferrotec Holdings Corp.	97,700	2,458,913
GlobalWafers Co. Ltd.	417,400	6,738,617
KLA-Tencor Corp.	30,300	3,303,003
Screen Holdings Co. Ltd.	30,600	2,806,785
Sino-American Silicon Products, Inc.	2,993,000	11,051,868
STR Holdings, Inc. (b)	433	126
Veeco Instruments, Inc. (b)	7,115	120,955
		46,003,276
Semiconductors - 17.0%
Advanced Micro Devices, Inc. (a)(b)	466,000	4,683,300
ams AG	109,460	11,433,761
ASPEED Tech, Inc.	64,000	1,914,779
Broadcom Ltd.	15,800	3,723,270
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	26,964	427,379
Cree, Inc. (b)	141,900	5,719,989
Global Unichip Corp.	97,000	1,056,213
Himax Technologies, Inc. sponsored ADR (a)	756,400	4,659,424
Inphi Corp. (a)(b)	70,000	2,107,000
International Quantum Epitaxy PLC (a)(b)	1,796,300	3,235,948
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	171,800	2,851,880
Marvell Technology Group Ltd.	363,400	7,631,400
Monolithic Power Systems, Inc.	16,000	1,852,320
Nanya Technology Corp.	5,595,000	17,642,630
NVIDIA Corp.	151,800	35,155,362
Qorvo, Inc. (b)	9,600	676,320
Qualcomm, Inc.	393,550	21,806,606
Silicon Laboratories, Inc. (b)	19,100	1,717,090
Silicon Motion Technology Corp. sponsored ADR (a)	26,200	1,260,744
Skyworks Solutions, Inc.	6,900	691,794
		130,247,209

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		176,250,485

Software - 40.7%
Application Software - 18.6%
Adobe Systems, Inc. (b)	104,400	22,558,752
Atlassian Corp. PLC (b)	5,100	274,992
Autodesk, Inc. (b)	132,000	16,576,560
Bilibili, Inc. ADR (b)	96,200	1,058,200
Citrix Systems, Inc. (b)	157,700	14,634,560
Ellie Mae, Inc. (b)	38,400	3,530,496
HubSpot, Inc. (b)	2,700	292,410
Intuit, Inc.	22,500	3,900,375
Kingdee International Software Group Co. Ltd.	3,966,000	4,039,910
Parametric Technology Corp. (b)	270,014	21,063,792
Salesforce.com, Inc. (b)	215,500	25,062,650
Snap, Inc. Class A (a)(b)	229,300	3,638,991
Splunk, Inc. (b)	34,600	3,404,294
Ultimate Software Group, Inc. (b)	56,880	13,861,656
Workday, Inc. Class A (b)	52,800	6,711,408
Zendesk, Inc. (b)	44,623	2,136,103
		142,745,149
Home Entertainment Software - 7.5%
Activision Blizzard, Inc.	308,100	20,784,426
Electronic Arts, Inc. (b)	155,400	18,840,696
Nintendo Co. Ltd.	21,400	9,424,407
Nintendo Co. Ltd. ADR	72,600	4,030,026
Take-Two Interactive Software, Inc. (b)	44,700	4,370,766
		57,450,321
Systems Software - 14.6%
Microsoft Corp.	1,033,100	94,291,033
Oracle Corp.	65,450	2,994,338
Red Hat, Inc. (b)	68,200	10,196,582
ServiceNow, Inc. (b)	16,300	2,696,835
Tableau Software, Inc. (b)	23,300	1,883,106
Zscaler, Inc. (b)	1,600	44,912
		112,106,806

TOTAL SOFTWARE		312,302,276

Technology Hardware, Storage & Peripherals - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	114,915	19,280,439
Primax Electronics Ltd.	674,000	1,440,027
		20,720,466
TOTAL COMMON STOCKS
(Cost $611,625,892)		765,471,429

Convertible Preferred Stocks - 0.9%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (c)(d)	4,211	1,488,886
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(c)(d)	259,152	1,448,416
Series B (b)(c)(d)	401,913	2,246,316
		3,694,732
Internet Software & Services - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (b)(c)(d)	45,124	1,583,852
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,559,704)		6,767,470

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.72% (f)	8,069,980	8,071,594
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	49,482,333	49,492,230
TOTAL MONEY MARKET FUNDS
(Cost $57,558,875)		57,563,824
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $673,744,471)		829,802,723
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(62,787,965)
NET ASSETS - 100%		$767,014,758

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,558,708 or 1.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,323,292 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Class B	11/16/16	$398,984
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$819,141
China Internet Plus Holdings Ltd. Series B	12/11/15	$1,551,666
Roofoods Ltd. Series F	9/12/17	$1,488,886
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,937
Fidelity Securities Lending Cash Central Fund	320,506
Total	$380,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$765,471,429	$739,633,874	$24,846,023	$991,532
Convertible Preferred Stocks	6,767,470	--	--	6,767,470
Money Market Funds	57,563,824	57,563,824	--	--
Total Investments in Securities:	$829,802,723	$797,197,698	$24,846,023	$7,759,002

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$13,415,832
Level 2 to Level 1	$6,409,720

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2018

VNR-QTLY-0518
1.814635.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	1,962	$712,017
LyondellBasell Industries NV Class A	41,500	4,385,720
		5,097,737
Energy Equipment & Services - 13.5%
Oil & Gas Drilling - 2.7%
Nabors Industries Ltd.	421,312	2,944,971
Odfjell Drilling Ltd. (a)	190,750	780,215
Precision Drilling Corp. (a)	209,700	582,703
Shelf Drilling Ltd. (b)(c)	266,300	2,242,154
Trinidad Drilling Ltd. (a)	287,900	397,766
Xtreme Drilling & Coil Services Corp. (a)	310,000	514,922
		7,462,731
Oil & Gas Equipment & Services - 10.8%
Baker Hughes, a GE Co. Class A	204,600	5,681,742
C&J Energy Services, Inc. (a)	15,000	387,300
Dril-Quip, Inc. (a)	33,144	1,484,851
Frank's International NV (d)	58,300	316,569
Halliburton Co.	299,500	14,058,530
Liberty Oilfield Services, Inc. Class A (a)(d)	5,700	96,273
NCS Multistage Holdings, Inc.	59,200	888,000
Newpark Resources, Inc. (a)	4,480	36,288
Oceaneering International, Inc.	60,449	1,120,724
RigNet, Inc. (a)	86,200	1,172,320
Schlumberger Ltd.	55,709	3,608,829
Smart Sand, Inc. (a)(d)	35,500	206,610
TechnipFMC PLC	17,600	518,320
Weatherford International PLC (a)(d)	121,200	277,548
		29,853,904

TOTAL ENERGY EQUIPMENT & SERVICES		37,316,635

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd. (a)	256,738	1,111,189
Machinery - 0.6%
Industrial Machinery - 0.6%
Cactus, Inc. (a)	18,600	500,898
ProPetro Holding Corp. (d)	75,500	1,199,695
		1,700,593
Oil, Gas & Consumable Fuels - 82.1%
Integrated Oil & Gas - 16.6%
Chevron Corp.	202,431	23,085,232
Exxon Mobil Corp.	192,048	14,328,701
Occidental Petroleum Corp.	76,300	4,956,448
Suncor Energy, Inc.	106,800	3,688,075
		46,058,456
Oil & Gas Exploration & Production - 48.3%
Anadarko Petroleum Corp.	94,234	5,692,676
Cabot Oil & Gas Corp.	280,000	6,714,400
Callon Petroleum Co. (a)	270,500	3,581,420
Centennial Resource Development, Inc.:
Class A (a)	14,400	264,240
Class A (a)	102,800	1,886,380
Cimarex Energy Co.	43,787	4,094,085
Concho Resources, Inc. (a)	35,900	5,396,847
ConocoPhillips Co.	61,300	3,634,477
Continental Resources, Inc. (a)	144,800	8,535,960
Devon Energy Corp.	200,100	6,361,179
Diamondback Energy, Inc. (a)	119,100	15,068,532
Encana Corp.	611,500	6,725,622
EOG Resources, Inc.	178,642	18,805,643
Extraction Oil & Gas, Inc. (a)	133,970	1,535,296
Hess Corp.	51,400	2,601,868
Marathon Oil Corp.	102,700	1,656,551
Parsley Energy, Inc. Class A (a)	252,530	7,320,845
PDC Energy, Inc. (a)	35,534	1,742,232
Pioneer Natural Resources Co.	67,565	11,606,316
PrairieSky Royalty Ltd.	24,600	537,883
Ring Energy, Inc. (a)	75,600	1,084,860
RSP Permian, Inc. (a)	213,100	9,990,128
Viper Energy Partners LP	154,400	3,923,304
Whiting Petroleum Corp. (a)	31,300	1,059,192
WildHorse Resource Development Corp. (a)(d)	39,600	755,964
WPX Energy, Inc. (a)	198,500	2,933,830
		133,509,730
Oil & Gas Refining & Marketing - 11.4%
Andeavor	38,600	3,881,616
Delek U.S. Holdings, Inc.	256,477	10,438,614
Phillips 66 Co.	107,562	10,317,347
Reliance Industries Ltd.	68,591	937,759
Valero Energy Corp.	64,210	5,956,762
		31,532,098
Oil & Gas Storage & Transport - 5.8%
Cheniere Energy, Inc. (a)	48,800	2,608,360
Enterprise Products Partners LP	115,000	2,815,200
GasLog Partners LP	36,900	859,770
Gener8 Maritime, Inc. (a)	210,186	1,187,551
Golar LNG Ltd.	62,200	1,701,792
Noble Midstream Partners LP	37,600	1,753,288
Noble Midstream Partners LP (e)	14,739	687,280
Plains GP Holdings LP Class A	28,200	613,350
Teekay LNG Partners LP	20,900	374,110
The Williams Companies, Inc.	137,600	3,420,736
		16,021,437

TOTAL OIL, GAS & CONSUMABLE FUELS		227,121,721

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	17,200	904,720
TOTAL COMMON STOCKS
(Cost $230,538,702)		273,252,595

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.72% (f)	2,803,451	2,804,012
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	1,370,161	1,370,435
TOTAL MONEY MARKET FUNDS
(Cost $4,174,324)		4,174,447
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $234,713,026)		277,427,042
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(850,275)
NET ASSETS - 100%		$276,576,767

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,242,154 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $687,280 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$596,193

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,628
Fidelity Securities Lending Cash Central Fund	2,502
Total	$8,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$273,252,595	$268,181,278	$2,829,163	$2,242,154
Money Market Funds	4,174,447	4,174,447	--	--
Total Investments in Securities:	$277,427,042	$272,355,725	$2,829,163	$2,242,154

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,123,671
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2018

VHC-QTLY-0518
1.814639.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Biotechnology - 30.2%
Biotechnology - 30.2%
Abeona Therapeutics, Inc. (a)(b)	160,000	$2,296,000
AC Immune SA (a)(b)	116,000	1,199,440
Acceleron Pharma, Inc. (a)	54,000	2,111,400
Acorda Therapeutics, Inc. (a)	115,000	2,719,750
Alexion Pharmaceuticals, Inc. (a)	190,000	21,177,400
Alnylam Pharmaceuticals, Inc. (a)	64,000	7,622,400
Amgen, Inc.	187,102	31,897,149
AnaptysBio, Inc. (a)	50,200	5,224,816
Argenx SE ADR	64,000	5,148,160
Ascendis Pharma A/S sponsored ADR (a)	90,000	5,886,000
Atara Biotherapeutics, Inc. (a)	117,000	4,563,000
Audentes Therapeutics, Inc. (a)	66,000	1,983,300
BeiGene Ltd. ADR (a)	53,000	8,904,000
Biogen, Inc. (a)	65,000	17,798,300
BioMarin Pharmaceutical, Inc. (a)	32,000	2,594,240
bluebird bio, Inc. (a)	27,700	4,729,775
Blueprint Medicines Corp. (a)	84,000	7,702,800
Cellectis SA sponsored ADR (a)	86,200	2,716,162
CytomX Therapeutics, Inc. (a)	58,600	1,667,170
Five Prime Therapeutics, Inc. (a)	55,200	948,336
Global Blood Therapeutics, Inc. (a)	42,000	2,028,600
GlycoMimetics, Inc. (a)(b)	130,000	2,109,900
Heron Therapeutics, Inc. (a)	92,387	2,549,881
Insmed, Inc. (a)	289,813	6,526,589
Intercept Pharmaceuticals, Inc. (a)(b)	39,292	2,417,244
La Jolla Pharmaceutical Co. (a)(b)	55,000	1,637,900
Loxo Oncology, Inc. (a)	38,000	4,384,060
Neurocrine Biosciences, Inc. (a)	123,055	10,204,951
Prothena Corp. PLC (a)	7,306	268,203
Sage Therapeutics, Inc. (a)	1,700	273,819
Sarepta Therapeutics, Inc. (a)	160,000	11,854,400
Spark Therapeutics, Inc. (a)(b)	60,000	3,995,400
TESARO, Inc. (a)(b)	98,000	5,599,720
uniQure B.V. (a)	56,593	1,329,936
Vertex Pharmaceuticals, Inc. (a)	152,000	24,772,960
Xencor, Inc. (a)	130,000	3,897,400
Zai Lab Ltd. ADR (b)	72,000	1,537,200
		224,277,761
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	80,759	2,233,794
Health Care Equipment & Supplies - 26.7%
Health Care Equipment - 26.7%
Atricure, Inc. (a)	180,000	3,693,600
Baxter International, Inc.	284,000	18,471,360
Becton, Dickinson & Co.	220,000	47,674,000
Boston Scientific Corp. (a)	1,400,000	38,248,000
Danaher Corp.	64,000	6,266,240
DexCom, Inc. (a)(b)	141,100	10,463,976
Edwards Lifesciences Corp. (a)	60,700	8,468,864
Fisher & Paykel Healthcare Corp.	200,000	1,907,928
Insulet Corp. (a)	126,300	10,947,684
Integra LifeSciences Holdings Corp. (a)	160,000	8,854,400
Intuitive Surgical, Inc. (a)	31,800	13,127,994
Penumbra, Inc. (a)	75,000	8,673,750
Stryker Corp.	94,000	15,126,480
Wright Medical Group NV (a)	340,000	6,745,600
		198,669,876
Health Care Providers & Services - 19.8%
Health Care Distributors & Services - 0.9%
Amplifon SpA	120,000	2,133,600
EBOS Group Ltd.	350,000	4,540,363
		6,673,963
Health Care Facilities - 1.4%
HCA Holdings, Inc.	108,000	10,476,000
Health Care Services - 1.4%
Diplomat Pharmacy, Inc. (a)	70,000	1,410,500
G1 Therapeutics, Inc.	80,000	2,964,000
Premier, Inc. (a)	80,000	2,504,800
United Drug PLC (United Kingdom)	280,000	3,409,851
		10,289,151
Managed Health Care - 16.1%
Cigna Corp.	112,000	18,786,880
Humana, Inc.	132,000	35,485,560
Molina Healthcare, Inc. (a)	10,600	860,508
UnitedHealth Group, Inc.	302,000	64,627,998
		119,760,946

TOTAL HEALTH CARE PROVIDERS & SERVICES		147,200,060

Health Care Technology - 2.7%
Health Care Technology - 2.7%
athenahealth, Inc. (a)	24,000	3,432,720
Castlight Health, Inc. (a)	104,900	382,885
Castlight Health, Inc. Class B (a)	21,644	79,001
Cerner Corp. (a)	74,000	4,292,000
Medidata Solutions, Inc. (a)	30,000	1,884,300
Teladoc, Inc. (a)(b)	250,000	10,075,000
		20,145,906
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Benefitfocus, Inc. (a)(b)	174,806	4,265,266
Life Sciences Tools & Services - 0.7%
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	24,000	1,605,600
Lonza Group AG	14,000	3,297,908
		4,903,508
Pharmaceuticals - 16.3%
Pharmaceuticals - 16.3%
Allergan PLC	52,000	8,751,080
AstraZeneca PLC (United Kingdom)	320,000	21,997,196
Avexis, Inc. (a)	16,000	1,977,280
Bristol-Myers Squibb Co.	194,000	12,270,500
CymaBay Therapeutics, Inc. (a)	108,500	1,409,415
Dechra Pharmaceuticals PLC	246,000	9,070,227
Impax Laboratories, Inc. (a)	30,000	583,500
Indivior PLC (a)	720,000	4,117,412
Jazz Pharmaceuticals PLC (a)	14,000	2,113,860
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	420,000	5,810,073
Mylan NV (a)	40,000	1,646,800
MyoKardia, Inc. (a)	34,500	1,683,600
Nektar Therapeutics (a)	162,000	17,214,120
Roche Holding AG (participation certificate)	78,000	17,892,976
RPI International Holdings LP (a)(c)(d)	21,133	2,957,035
The Medicines Company (a)(b)	122,290	4,028,233
TherapeuticsMD, Inc. (a)(b)	300,000	1,461,000
Theravance Biopharma, Inc. (a)(b)	155,000	3,758,750
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	600,000	2,550,797
		121,293,854
TOTAL COMMON STOCKS
(Cost $534,650,124)		722,990,025

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	6,948	1,560,479
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	181,172	1,206,606
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	308,701	796,449
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Generation Bio Series B (c)(d)	14,000	128,040
Harmony Biosciences II, Inc. Series A (c)(d)	1,195,827	1,195,827
		1,323,867

TOTAL CONVERTIBLE PREFERRED STOCKS		4,887,401

Nonconvertible Preferred Stocks - 0.5%
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Sartorius AG (non-vtg.)	26,000	3,631,058
TOTAL PREFERRED STOCKS
(Cost $7,421,682)		8,518,459

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 1.72% (e)	6,350,924	6,352,195
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	39,356,713	39,364,584
TOTAL MONEY MARKET FUNDS
(Cost $45,712,191)		45,716,779
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $587,783,997)		777,225,263
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(33,922,969)
NET ASSETS - 100%		$743,302,294

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,844,435 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
BioNTech AG Series A	12/29/17	$1,521,672
Generation Bio Series B	2/21/18	$128,040
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Outset Medical, Inc. Series C	4/19/17	$799,999
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,196
Fidelity Securities Lending Cash Central Fund	116,773
Total	$151,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$722,990,025	$680,142,818	$39,890,172	$2,957,035
Preferred Stocks	8,518,459	3,631,058	--	4,887,401
Money Market Funds	45,716,779	45,716,779	--	--
Total Investments in Securities:	$777,225,263	$729,490,655	$39,890,172	$7,844,436

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,640,027
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	76,369
Cost of Purchases	128,040
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,844,436
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$76,369

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equites	$7,844,436	Market approach	Transaction price	$139.93	Increase
		Market comparable	Transaction price	$1.00 - $224.59 / $122.33	Increase
			Enterprise value/Sales multiple (EV/S)	3.5	Increase
			Discount rate	20.0%	Decrease
			Premium rate	86.0%	Increase
			Enterprise value/Revenue multiple (EV/R)	4.4	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

March 31, 2018

VUT-QTLY-0518
1.814651.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Electric Utilities - 47.2%
Electric Utilities - 47.2%
Edison International	37,400	$2,380,884
Eversource Energy	90,800	5,349,936
Exelon Corp.	245,471	9,575,824
FirstEnergy Corp.	216,132	7,350,649
Great Plains Energy, Inc.	147,206	4,679,679
NextEra Energy, Inc.	91,031	14,868,092
PG&E Corp.	130,047	5,712,965
Vistra Energy Corp. (a)	236,955	4,935,773
Westar Energy, Inc.	69,400	3,649,746
		58,503,548
Equity Real Estate Investment Trusts (REITs) - 0.3%
Specialized REITs - 0.3%
InfraReit, Inc.	20,454	397,421
Gas Utilities - 0.4%
Gas Utilities - 0.4%
South Jersey Industries, Inc.	16,300	459,008
Independent Power and Renewable Electricity Producers - 14.4%
Independent Power Producers & Energy Traders - 11.5%
NRG Energy, Inc.	240,899	7,354,646
NRG Yield, Inc. Class C	57,303	974,151
The AES Corp.	524,895	5,968,056
		14,296,853
Renewable Electricity - 2.9%
NextEra Energy Partners LP	90,196	3,606,938

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		17,903,791

Media - 6.7%
Cable & Satellite - 2.8%
Comcast Corp. Class A	102,400	3,499,008
Movies & Entertainment - 3.9%
Time Warner, Inc.	51,100	4,833,038

TOTAL MEDIA		8,332,046

Multi-Utilities - 25.2%
Multi-Utilities - 25.2%
Avangrid, Inc.	83,097	4,247,919
CenterPoint Energy, Inc.	122,768	3,363,843
Dominion Resources, Inc.	106,600	7,188,038
Public Service Enterprise Group, Inc.	102,900	5,169,696
SCANA Corp.	19,300	724,715
Sempra Energy	94,921	10,557,114
		31,251,325
Oil, Gas & Consumable Fuels - 3.1%
Oil & Gas Storage & Transport - 3.1%
Cheniere Energy Partners LP Holdings LLC	59,924	1,654,502
Cheniere Energy, Inc. (a)	39,900	2,132,655
		3,787,157
TOTAL COMMON STOCKS
(Cost $96,963,511)		120,634,296

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $1,269,906)	1,269,652	1,269,906
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $98,233,417)		121,904,202
NET OTHER ASSETS (LIABILITIES) - 1.7%		2,079,714
NET ASSETS - 100%		$123,983,916

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,637
Fidelity Securities Lending Cash Central Fund	733
Total	$3,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2018

VFS-QTLY-0518
1.814647.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 34.0%
Diversified Banks - 16.7%
Bank of America Corp.	401,746	$12,048,363
Citigroup, Inc.	163,989	11,069,258
JPMorgan Chase & Co.	85,354	9,386,379
Wells Fargo & Co.	142,196	7,452,492
		39,956,492
Regional Banks - 17.3%
Bank of the Ozarks, Inc.	56,800	2,741,736
CoBiz, Inc.	80,556	1,578,898
East West Bancorp, Inc.	40,900	2,557,886
First Citizen Bancshares, Inc.	800	330,592
First Horizon National Corp.	20,800	391,664
First Republic Bank	10,500	972,405
Huntington Bancshares, Inc.	821,270	12,401,176
PNC Financial Services Group, Inc.	57,300	8,666,052
Popular, Inc.	37,869	1,576,108
Preferred Bank, Los Angeles	9,300	597,060
Prosperity Bancshares, Inc.	1,900	137,997
Signature Bank (a)	23,600	3,350,020
SunTrust Banks, Inc.	80,200	5,456,808
United Community Bank, Inc.	8,500	269,025
Wintrust Financial Corp.	4,700	404,435
		41,431,862

TOTAL BANKS		81,388,354

Capital Markets - 25.4%
Asset Management & Custody Banks - 6.3%
Affiliated Managers Group, Inc.	16,084	3,049,205
BlackRock, Inc. Class A	9,900	5,363,028
Invesco Ltd.	23,700	758,637
Northern Trust Corp.	58,050	5,986,697
		15,157,567
Financial Exchanges & Data - 3.9%
Cboe Global Markets, Inc.	40,727	4,646,951
IntercontinentalExchange, Inc.	66,280	4,806,626
		9,453,577
Investment Banking & Brokerage - 15.2%
E*TRADE Financial Corp. (a)	176,700	9,790,947
Goldman Sachs Group, Inc.	42,870	10,797,238
Greenhill & Co., Inc. (b)	9,500	175,750
Hamilton Lane, Inc. Class A	24,600	915,858
Investment Technology Group, Inc.	64,846	1,280,060
Lazard Ltd. Class A	28,400	1,492,704
PJT Partners, Inc.	12,200	611,220
TD Ameritrade Holding Corp.	191,000	11,312,930
		36,376,707

TOTAL CAPITAL MARKETS		60,987,851

Consumer Finance - 10.6%
Consumer Finance - 10.6%
Capital One Financial Corp.	127,035	12,172,494
Discover Financial Services	42,900	3,085,797
OneMain Holdings, Inc. (a)	39,600	1,185,624
SLM Corp. (a)	284,200	3,185,882
Synchrony Financial	170,800	5,726,924
		25,356,721
Diversified Financial Services - 4.5%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	54,268	10,825,381
Insurance - 20.3%
Life & Health Insurance - 5.2%
MetLife, Inc.	166,500	7,640,685
Torchmark Corp.	57,990	4,881,018
		12,521,703
Multi-Line Insurance - 5.2%
American International Group, Inc.	89,400	4,865,148
Hartford Financial Services Group, Inc.	148,000	7,624,960
		12,490,108
Property & Casualty Insurance - 8.1%
Aspen Insurance Holdings Ltd.	14,200	636,870
Axis Capital Holdings Ltd.	9,500	546,915
Chubb Ltd.	41,856	5,724,645
FNF Group	88,470	3,540,569
The Travelers Companies, Inc.	63,712	8,847,048
		19,296,047
Reinsurance - 1.8%
Reinsurance Group of America, Inc.	28,500	4,389,000

TOTAL INSURANCE		48,696,858

IT Services - 2.0%
Data Processing & Outsourced Services - 2.0%
Visa, Inc. Class A	20,540	2,456,995
WEX, Inc. (a)	14,200	2,224,004
		4,680,999
Mortgage Real Estate Investment Trusts - 0.4%
Mortgage REITs - 0.4%
AGNC Investment Corp.	56,800	1,074,656
Software - 0.6%
Application Software - 0.6%
Black Knight, Inc. (a)	28,499	1,342,303
Thrifts & Mortgage Finance - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	104,300	1,355,900
NMI Holdings, Inc. (a)	19,000	314,450
Radian Group, Inc.	38,300	729,232
		2,399,582
TOTAL COMMON STOCKS
(Cost $188,526,826)		236,752,705

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.72% (c)	3,126,448	3,127,073
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	173,870	173,904
TOTAL MONEY MARKET FUNDS
(Cost $3,300,960)		3,300,977
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $191,827,786)		240,053,682
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(416,120)
NET ASSETS - 100%		$239,637,562

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,712
Fidelity Securities Lending Cash Central Fund	294
Total	$12,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2018

VCY-QTLY-0518
1.814650.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 29.0%
Aerospace & Defense - 29.0%
Astronics Corp. (a)	15,500	$578,150
Axon Enterprise, Inc. (a)(b)	31,100	1,222,541
Bombardier, Inc. Class B (sub. vtg.) (a)	628,300	1,828,793
Elbit Systems Ltd.	6,500	790,205
General Dynamics Corp.	39,100	8,637,190
Huntington Ingalls Industries, Inc.	9,800	2,526,048
Moog, Inc. Class A	14,800	1,219,668
Northrop Grumman Corp.	30,900	10,787,808
Raytheon Co.	25,500	5,503,410
Spirit AeroSystems Holdings, Inc. Class A	22,300	1,866,510
Teledyne Technologies, Inc. (a)	13,578	2,541,394
Textron, Inc.	18,900	1,114,533
The Boeing Co.	22,900	7,508,452
TransDigm Group, Inc.	7,500	2,302,050
United Technologies Corp.	105,923	13,327,233
		61,753,985
Air Freight & Logistics - 5.0%
Air Freight & Logistics - 5.0%
Air Transport Services Group, Inc. (a)	28,500	664,620
FedEx Corp.	27,000	6,482,970
XPO Logistics, Inc. (a)	33,500	3,410,635
		10,558,225
Airlines - 4.3%
Airlines - 4.3%
Allegiant Travel Co.	8,100	1,397,655
Delta Air Lines, Inc.	52,900	2,899,449
Southwest Airlines Co.	64,900	3,717,472
Spirit Airlines, Inc. (a)	32,300	1,220,294
		9,234,870
Building Products - 4.1%
Building Products - 4.1%
A.O. Smith Corp.	25,984	1,652,323
Fortune Brands Home & Security, Inc.	20,800	1,224,912
Johnson Controls International PLC	84,000	2,960,160
Masco Corp.	71,000	2,871,240
		8,708,635
Commercial Services & Supplies - 3.0%
Diversified Support Services - 1.9%
Cintas Corp.	13,800	2,354,004
KAR Auction Services, Inc.	30,200	1,636,840
		3,990,844
Environmental & Facility Services - 1.1%
Waste Connection, Inc. (United States)	34,100	2,446,334

TOTAL COMMERCIAL SERVICES & SUPPLIES		6,437,178

Construction & Engineering - 4.5%
Construction & Engineering - 4.5%
AECOM (a)	42,434	1,511,923
Fluor Corp.	48,400	2,769,448
Jacobs Engineering Group, Inc.	54,000	3,194,100
KBR, Inc.	126,300	2,044,797
		9,520,268
Electrical Equipment - 6.6%
Electrical Components & Equipment - 6.6%
Acuity Brands, Inc.	9,700	1,350,143
AMETEK, Inc.	53,100	4,034,007
Emerson Electric Co.	37,900	2,588,570
Fortive Corp.	78,392	6,076,948
		14,049,668
Electronic Equipment & Components - 0.6%
Electronic Equipment & Instruments - 0.6%
ADT, Inc. (b)	171,300	1,358,409
Household Durables - 0.5%
Homebuilding - 0.5%
Lennar Corp. Class A	9,000	530,460
TRI Pointe Homes, Inc. (a)	33,800	555,334
		1,085,794
Industrial Conglomerates - 7.0%
Industrial Conglomerates - 7.0%
General Electric Co.	143,146	1,929,608
Honeywell International, Inc.	70,027	10,119,602
ITT, Inc.	57,500	2,816,350
		14,865,560
Machinery - 21.0%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	22,600	3,510,232
Construction Machinery & Heavy Trucks - 7.2%
Allison Transmission Holdings, Inc.	111,600	4,359,096
Caterpillar, Inc.	43,400	6,396,292
WABCO Holdings, Inc. (a)	26,800	3,587,716
Wabtec Corp. (b)	13,400	1,090,760
		15,433,864
Industrial Machinery - 12.1%
Flowserve Corp.	23,300	1,009,589
Gardner Denver Holdings, Inc.	105,500	3,236,740
IDEX Corp.	13,440	1,915,334
Ingersoll-Rand PLC	68,000	5,814,680
Lincoln Electric Holdings, Inc.	22,500	2,023,875
Parker Hannifin Corp.	23,800	4,070,514
SMC Corp.	1,400	566,684
Snap-On, Inc.	29,500	4,352,430
The Weir Group PLC	26,500	741,545
Xylem, Inc.	26,500	2,038,380
		25,769,771

TOTAL MACHINERY		44,713,867

Professional Services - 3.3%
Human Resource & Employment Services - 0.8%
Robert Half International, Inc.	29,900	1,730,911
Research & Consulting Services - 2.5%
IHS Markit Ltd. (a)	110,610	5,335,826

TOTAL PROFESSIONAL SERVICES		7,066,737

Road & Rail - 7.4%
Railroads - 5.7%
Norfolk Southern Corp.	27,800	3,774,684
Union Pacific Corp.	61,900	8,321,217
		12,095,901
Trucking - 1.7%
J.B. Hunt Transport Services, Inc.	15,246	1,786,069
Old Dominion Freight Lines, Inc.	12,300	1,807,731
		3,593,800

TOTAL ROAD & RAIL		15,689,701

Specialty Retail - 0.9%
Home Improvement Retail - 0.9%
Lowe's Companies, Inc.	22,300	1,956,825
Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Bunzl PLC	46,700	1,372,646
Univar, Inc. (a)	110,400	3,063,600
		4,436,246
TOTAL COMMON STOCKS
(Cost $163,314,053)		211,435,968

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.72% (c)	1,456,099	1,456,390
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	2,515,864	2,516,367
TOTAL MONEY MARKET FUNDS
(Cost $3,972,506)		3,972,757
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $167,286,559)		215,408,725
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,440,888)
NET ASSETS - 100%		$212,967,837

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,418
Fidelity Securities Lending Cash Central Fund	2,435
Total	$10,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2018

VCI-QTLY-0518
1.814645.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	1,800	$183,258
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	3,800	322,886
Tenneco, Inc.	200	10,974
		333,860
Automobiles - 2.3%
Automobile Manufacturers - 2.3%
Ferrari NV	2,500	301,300
General Motors Co.	21,500	781,310
Tesla, Inc. (a)	8,500	2,262,105
Thor Industries, Inc.	4,300	495,231
		3,839,946
Beverages - 0.8%
Distillers & Vintners - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	5,100	1,162,392
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	4,590	262,594

TOTAL BEVERAGES		1,424,986

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	6,100	246,684
Chemicals - 0.0%
Specialty Chemicals - 0.0%
Sherwin-Williams Co.	100	39,212
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	6,300	320,859
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	22,200	842,490
Pool Corp.	2,000	292,440
		1,134,930
Diversified Consumer Services - 0.8%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	4,500	213,975
Grand Canyon Education, Inc. (a)	6,900	723,948
New Oriental Education & Technology Group, Inc. sponsored ADR	1,900	166,535
		1,104,458
Specialized Consumer Services - 0.2%
Service Corp. International	2,200	83,028
ServiceMaster Global Holdings, Inc. (a)	4,700	238,995
		322,023

TOTAL DIVERSIFIED CONSUMER SERVICES		1,426,481

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc.	14,400	114,192
Food & Staples Retailing - 1.1%
Food Distributors - 0.7%
Performance Food Group Co. (a)	40,300	1,202,955
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	1,300	244,959
Walmart, Inc.	3,700	329,189
		574,148

TOTAL FOOD & STAPLES RETAILING		1,777,103

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	1,700	54,927
Hotels, Restaurants & Leisure - 24.5%
Casinos & Gaming - 4.0%
Boyd Gaming Corp.	8,700	277,182
Caesars Entertainment Corp. (a)	34,700	390,375
Churchill Downs, Inc.	1,000	244,050
Eldorado Resorts, Inc. (a)	24,924	822,492
Las Vegas Sands Corp.	35,659	2,563,882
Melco Crown Entertainment Ltd. sponsored ADR	6,891	199,701
MGM Mirage, Inc.	42,400	1,484,848
Penn National Gaming, Inc. (a)	14,145	371,448
PlayAGS, Inc. (a)	5,300	123,278
Wynn Resorts Ltd.	2,065	376,573
		6,853,829
Hotels, Resorts & Cruise Lines - 8.7%
Accor SA	2,400	129,493
Bluegreen Vacations Corp.	21,100	446,687
Carnival Corp.	22,000	1,442,760
Hilton Grand Vacations, Inc. (a)	23,383	1,005,937
Hilton Worldwide Holdings, Inc.	36,000	2,835,360
Hyatt Hotels Corp. Class A	5,400	411,804
ILG, Inc.	4,700	146,217
Marriott International, Inc. Class A	20,100	2,733,198
Marriott Vacations Worldwide Corp.	6,300	839,160
Royal Caribbean Cruises Ltd.	23,300	2,743,342
Wyndham Worldwide Corp.	18,000	2,059,740
		14,793,698
Leisure Facilities - 1.1%
Cedar Fair LP (depositary unit)	2,700	172,476
Drive Shack, Inc. (a)	5,400	25,812
Planet Fitness, Inc. (a)	2,700	101,979
Vail Resorts, Inc.	6,780	1,503,126
		1,803,393
Restaurants - 10.7%
ARAMARK Holdings Corp.	15,400	609,224
Chipotle Mexican Grill, Inc. (a)	300	96,933
Compass Group PLC	5,200	106,187
Darden Restaurants, Inc.	8,400	716,100
Del Frisco's Restaurant Group, Inc. (a)	9,900	150,975
Del Taco Restaurants, Inc. (a)	5,100	52,836
DineEquity, Inc.	1,631	106,961
Domino's Pizza, Inc.	4,000	934,240
Dunkin' Brands Group, Inc.	13,916	830,646
Jack in the Box, Inc.	3,100	264,523
McDonald's Corp.	42,500	6,646,150
Papa John's International, Inc. (b)	2,700	154,710
Restaurant Brands International, Inc.	14,100	802,431
Ruth's Hospitality Group, Inc.	8,600	210,270
Shake Shack, Inc. Class A (a)	4,600	191,498
Starbucks Corp.	71,670	4,148,976
Texas Roadhouse, Inc. Class A	6,800	392,904
U.S. Foods Holding Corp. (a)	30,500	999,485
Wingstop, Inc.	8,788	415,057
Yum! Brands, Inc.	4,600	391,598
		18,221,704

TOTAL HOTELS, RESTAURANTS & LEISURE		41,672,624

Household Durables - 2.5%
Home Furnishings - 0.2%
Mohawk Industries, Inc. (a)	1,800	417,996
Homebuilding - 2.2%
Cavco Industries, Inc. (a)	1,900	330,125
D.R. Horton, Inc.	27,600	1,209,984
Lennar Corp.:
Class A	14,900	878,206
Class B	228	10,873
LGI Homes, Inc. (a)(b)	1,600	112,912
New Home Co. LLC (a)	6,400	70,912
NVR, Inc. (a)	200	560,000
Taylor Morrison Home Corp. (a)	4,700	109,416
TopBuild Corp. (a)	600	45,912
TRI Pointe Homes, Inc. (a)	20,400	335,172
		3,663,512
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	37,908	222,486

TOTAL HOUSEHOLD DURABLES		4,303,994

Internet & Direct Marketing Retail - 24.3%
Internet & Direct Marketing Retail - 24.3%
Amazon.com, Inc. (a)	20,438	29,580,734
Boohoo.Com PLC (a)	41,500	86,347
Liberty Interactive Corp. QVC Group Series A (a)	31,800	800,406
Netflix, Inc. (a)	19,600	5,788,860
The Booking Holdings, Inc. (a)	2,400	4,992,936
Wayfair LLC Class A (a)	400	27,012
Zalando SE (a)(c)	800	43,587
		41,319,882
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
2U, Inc. (a)	5,805	487,794
Alphabet, Inc. Class A (a)	700	725,998
CarGurus, Inc. Class A	400	15,388
Facebook, Inc. Class A (a)	1,500	239,685
MINDBODY, Inc. (a)	724	28,164
		1,497,029
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	2,200	245,344
PayPal Holdings, Inc. (a)	5,500	417,285
		662,629
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	65,600	862,640
Media - 12.1%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	2,300	52,969
Broadcasting - 0.1%
CBS Corp. Class B	4,500	231,255
Cable & Satellite - 6.9%
Charter Communications, Inc. Class A (a)	17,177	5,345,826
Comcast Corp. Class A	171,980	5,876,557
Naspers Ltd. Class N	1,640	400,601
		11,622,984
Movies & Entertainment - 5.1%
Cinemark Holdings, Inc.	18,900	711,963
Liberty Media Corp. Liberty Formula One Group Series C (a)	4,100	126,485
Lions Gate Entertainment Corp. Class B	600	14,448
Live Nation Entertainment, Inc. (a)	5,100	214,914
The Walt Disney Co.	64,657	6,494,149
Time Warner, Inc.	9,400	889,052
Twenty-First Century Fox, Inc. Class A	4,500	165,105
		8,616,116

TOTAL MEDIA		20,523,324

Multiline Retail - 4.6%
Department Stores - 0.3%
Kohl's Corp.	2,700	176,877
Macy's, Inc.	11,000	327,140
		504,017
General Merchandise Stores - 4.3%
B&M European Value Retail S.A.	36,270	199,120
Dollar General Corp.	16,200	1,515,510
Dollar Tree, Inc. (a)	52,700	5,001,230
Ollie's Bargain Outlet Holdings, Inc. (a)	2,300	138,690
Target Corp.	6,500	451,295
		7,305,845

TOTAL MULTILINE RETAIL		7,809,862

Personal Products - 0.1%
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	600	89,832
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	6,600	150,678
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	700	151,256
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	2,300	155,158

TOTAL SOFTWARE		306,414

Specialty Retail - 17.8%
Apparel Retail - 5.0%
Burlington Stores, Inc. (a)	17,500	2,330,125
Inditex SA	4,783	150,371
Ross Stores, Inc.	37,382	2,915,048
The Children's Place Retail Stores, Inc.	3,000	405,750
TJX Companies, Inc.	32,217	2,627,619
		8,428,913
Automotive Retail - 2.0%
AutoZone, Inc. (a)	2,200	1,427,118
O'Reilly Automotive, Inc. (a)	8,073	1,997,099
		3,424,217
Home Improvement Retail - 10.3%
Floor & Decor Holdings, Inc. Class A	3,400	177,208
Home Depot, Inc.	71,000	12,655,040
Lowe's Companies, Inc.	53,200	4,668,300
		17,500,548
Specialty Stores - 0.5%
Signet Jewelers Ltd.	2,400	92,448
Tiffany & Co., Inc.	1,200	117,192
Ulta Beauty, Inc. (a)	3,500	714,945
		924,585

TOTAL SPECIALTY RETAIL		30,278,263

Technology Hardware, Storage & Peripherals - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	2,500	419,450
Textiles, Apparel & Luxury Goods - 5.3%
Apparel, Accessories & Luxury Goods - 2.9%
adidas AG	1,756	424,896
Canada Goose Holdings, Inc.	5,300	177,345
Carter's, Inc.	4,800	499,680
G-III Apparel Group Ltd. (a)	8,400	316,512
Kering SA	400	191,360
LVMH Moet Hennessy - Louis Vuitton SA	1,525	469,964
Prada SpA	54,900	258,263
PVH Corp.	14,200	2,150,306
Swatch Group AG (Bearer)	190	83,751
Tapestry, Inc.	6,500	341,965
		4,914,042
Footwear - 2.4%
NIKE, Inc. Class B	61,770	4,103,999

TOTAL TEXTILES, APPAREL & LUXURY GOODS		9,018,041

TOTAL COMMON STOCKS
(Cost $124,045,970)		169,811,100

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.72% (d)	2,266	2,267
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	1,165,393	1,165,627
TOTAL MONEY MARKET FUNDS
(Cost $1,167,777)		1,167,894
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $125,213,747)		170,978,994
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,165,181)
NET ASSETS - 100%		$169,813,813

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,587 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,136
Fidelity Securities Lending Cash Central Fund	10,216
Total	$20,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$169,811,100	$168,710,016	$1,101,084	$--
Money Market Funds	1,167,894	1,167,894	--	--
Total Investments in Securities:	$170,978,994	$169,877,910	$1,101,084	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

March 31, 2018

VIPRE-QTLY-0518
1.799880.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.1%
Industrial REITs - 0.6%
Americold Realty Trust	120,700	$2,302,956
REITs - Apartments - 18.8%
American Homes 4 Rent Class A	337,700	6,781,016
AvalonBay Communities, Inc.	131,542	21,633,397
Education Realty Trust, Inc.	210,500	6,893,875
Equity Residential (SBI)	217,619	13,409,683
Essex Property Trust, Inc.	69,448	16,714,745
Mid-America Apartment Communities, Inc.	59,317	5,412,083
		70,844,799
REITs - Diversified - 8.8%
Corrections Corp. of America	44,000	858,880
Digital Realty Trust, Inc.	38,300	4,036,054
Duke Realty Corp.	396,200	10,491,376
Equinix, Inc.	23,200	9,700,848
Washington REIT (SBI)	292,700	7,990,710
		33,077,868
REITs - Health Care - 8.4%
Healthcare Realty Trust, Inc.	253,600	7,027,256
Sabra Health Care REIT, Inc.	50,514	891,572
Ventas, Inc.	311,210	15,414,231
Welltower, Inc.	156,728	8,530,705
		31,863,764
REITs - Hotels - 7.3%
DiamondRock Hospitality Co.	635,000	6,629,400
Host Hotels & Resorts, Inc.	627,278	11,692,462
Sunstone Hotel Investors, Inc.	612,900	9,328,338
		27,650,200
REITs - Management/Investment - 0.5%
American Tower Corp.	14,200	2,063,828
REITs - Manufactured Homes - 2.9%
Equity Lifestyle Properties, Inc.	125,510	11,016,013
REITs - Office Property - 17.3%
Boston Properties, Inc.	166,177	20,476,330
Corporate Office Properties Trust (SBI)	202,100	5,220,243
Douglas Emmett, Inc.	248,100	9,120,156
Highwoods Properties, Inc. (SBI)	205,700	9,013,774
Hudson Pacific Properties, Inc.	292,575	9,517,465
SL Green Realty Corp.	121,700	11,784,211
		65,132,179
REITs - Regional Malls - 10.9%
General Growth Properties, Inc.	324,653	6,642,400
Simon Property Group, Inc.	166,599	25,714,555
Taubman Centers, Inc.	63,100	3,591,021
The Macerich Co.	89,000	4,985,780
		40,933,756
REITs - Shopping Centers - 6.4%
Acadia Realty Trust (SBI)	226,900	5,581,740
Cedar Realty Trust, Inc.	709,391	2,795,001
DDR Corp.	617,200	4,524,076
Urban Edge Properties	518,205	11,063,677
		23,964,494
REITs - Storage - 8.4%
Extra Space Storage, Inc.	96,500	8,430,240
Public Storage	115,955	23,236,222
		31,666,462
REITs - Warehouse/Industrial - 7.7%
DCT Industrial Trust, Inc.	211,850	11,935,629
Prologis, Inc.	209,437	13,192,437
Rexford Industrial Realty, Inc.	103,800	2,988,402
Terreno Realty Corp.	27,581	951,820
		29,068,288
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	18,500	295,815

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		369,880,422

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Grand Vacations, Inc. (a)	21,800	937,836
Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Howard Hughes Corp. (a)	13,100	1,822,603
TOTAL COMMON STOCKS
(Cost $315,597,629)		372,640,861

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $2,239,981)	2,239,533	2,239,981
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $317,837,610)		374,880,842
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,255,081
NET ASSETS - 100%		$377,135,923

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,326
Fidelity Securities Lending Cash Central Fund	159
Total	$8,485

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2018

VCSP-QTLY-0518
1.856925.110

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Beverages - 28.0%
Brewers - 1.2%
Beijing Yanjing Brewery Co. Ltd. Class A	1,649,679	$2,001,184
China Resources Beer Holdings Co. Ltd.	18,666	81,369
Molson Coors Brewing Co. Class B	12,500	941,625
		3,024,178
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	21,800	4,968,656
Kweichow Moutai Co. Ltd. (A Shares)	1,550	168,465
		5,137,121
Soft Drinks - 24.7%
Britvic PLC	60,364	578,014
Coca-Cola Bottling Co. Consolidated	11,730	2,025,419
Coca-Cola European Partners PLC	90,600	3,774,396
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	7,600	504,868
Coca-Cola HBC AG	6,720	248,338
Coca-Cola West Co. Ltd.	11,550	477,066
Dr. Pepper Snapple Group, Inc.	34,100	4,036,758
Fever-Tree Drinks PLC	9,543	352,394
Monster Beverage Corp. (a)	187,000	10,698,270
PepsiCo, Inc.	160,206	17,486,485
The Coca-Cola Co.	491,638	21,351,837
		61,533,845

TOTAL BEVERAGES		69,695,144

Chemicals - 0.3%
Specialty Chemicals - 0.3%
Frutarom Industries Ltd.	8,100	741,507
Food & Staples Retailing - 12.9%
Drug Retail - 6.0%
CVS Health Corp.	148,439	9,234,390
Rite Aid Corp. (a)(b)	181,900	305,592
Walgreens Boots Alliance, Inc.	81,700	5,348,899
		14,888,881
Food Distributors - 1.4%
Sysco Corp.	50,800	3,045,968
United Natural Foods, Inc. (a)	6,800	291,992
		3,337,960
Food Retail - 1.3%
Kroger Co.	98,852	2,366,517
Sprouts Farmers Market LLC (a)	41,100	964,617
		3,331,134
Hypermarkets & Super Centers - 4.2%
Costco Wholesale Corp.	42,700	8,045,961
Walmart, Inc.	27,204	2,420,340
		10,466,301

TOTAL FOOD & STAPLES RETAILING		32,024,276

Food Products - 19.3%
Agricultural Products - 1.6%
Bunge Ltd.	25,700	1,900,258
Darling International, Inc. (a)	80,600	1,394,380
Ingredion, Inc.	5,900	760,628
		4,055,266
Packaged Foods & Meats - 17.7%
ConAgra Foods, Inc.	90,000	3,319,200
Danone SA	20,759	1,683,187
Hostess Brands, Inc. Class A (a)	9,400	139,026
JBS SA	571,500	1,618,539
Kellogg Co.	51,200	3,328,512
Mondelez International, Inc.	215,800	9,005,334
Post Holdings, Inc. (a)	23,400	1,772,784
The Hain Celestial Group, Inc. (a)	78,180	2,507,233
The Hershey Co.	18,100	1,791,176
The J.M. Smucker Co.	38,600	4,786,786
The Kraft Heinz Co.	113,700	7,082,373
The Simply Good Foods Co.	271,300	3,724,949
TreeHouse Foods, Inc. (a)	84,300	3,226,161
		43,985,260

TOTAL FOOD PRODUCTS		48,040,526

Hotels, Restaurants & Leisure - 1.2%
Restaurants - 1.2%
Compass Group PLC	6,795	138,758
U.S. Foods Holding Corp. (a)	87,100	2,854,267
		2,993,025
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	10,572	269,375
Household Products - 14.7%
Household Products - 14.7%
Colgate-Palmolive Co.	63,490	4,550,963
Essity AB Class B	126,500	3,493,605
Procter & Gamble Co.	250,107	19,828,483
Reckitt Benckiser Group PLC	10,676	901,138
Spectrum Brands Holdings, Inc. (b)	75,600	7,839,720
		36,613,909
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	200	289,468
Multiline Retail - 0.1%
General Merchandise Stores - 0.1%
Dollar Tree, Inc. (a)	2,500	237,250
Personal Products - 9.0%
Personal Products - 9.0%
Avon Products, Inc. (a)	1,223,000	3,473,320
Coty, Inc. Class A	342,148	6,261,308
Estee Lauder Companies, Inc. Class A	22,700	3,398,644
Herbalife Ltd. (a)	19,000	1,851,930
Ontex Group NV	32,500	868,575
Unilever NV (Certificaten Van Aandelen) (Bearer)	114,486	6,462,213
		22,315,990
Tobacco - 13.0%
Tobacco - 13.0%
Altria Group, Inc.	145,096	9,042,383
British American Tobacco PLC sponsored ADR	89,096	5,139,948
Philip Morris International, Inc.	183,134	18,203,520
		32,385,851
TOTAL COMMON STOCKS
(Cost $207,549,347)		245,606,321

Convertible Preferred Stocks - 0.8%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
The Honest Co., Inc.:
Series D (a)(c)(d)	32,783	1,105,879
Series E (c)(d)	51,008	1,000,002
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,105,881

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.72% (e)	277,542	277,598
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	689,705	689,843
TOTAL MONEY MARKET FUNDS
(Cost $967,372)		967,441
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $211,016,707)		248,679,643
NET OTHER ASSETS (LIABILITIES) - 0.1%		250,985
NET ASSETS - 100%		$248,930,628

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,105,881 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$580
Fidelity Securities Lending Cash Central Fund	3,000
Total	$3,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$245,606,321	$236,478,414	$9,127,907	$--
Convertible Preferred Stocks	2,105,881	--	--	2,105,881
Money Market Funds	967,441	967,441	--	--
Total Investments in Securities:	$248,679,643	$237,445,855	$9,127,907	$2,105,881

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

March 31, 2018

VMATP-QTLY-0518
1.856923.110

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	7,500	$217,875
Chemicals - 66.4%
Commodity Chemicals - 19.1%
Alpek SA de CV	162,400	228,804
Cabot Corp.	7,000	390,040
Ciner Resources LP	7,200	194,760
LG Chemical Ltd.	1,665	604,235
LyondellBasell Industries NV Class A	81,116	8,572,339
Olin Corp.	84,200	2,558,838
Orion Engineered Carbons SA	22,200	601,620
Tronox Ltd. Class A	72,791	1,342,266
Westlake Chemical Corp.	22,300	2,478,645
		16,971,547
Diversified Chemicals - 29.1%
Ashland Global Holdings, Inc.	10,700	746,753
DowDuPont, Inc.	284,597	18,131,676
Eastman Chemical Co.	14,835	1,566,279
Huntsman Corp.	14,000	409,500
The Chemours Co. LLC	101,400	4,939,194
		25,793,402
Fertilizers & Agricultural Chemicals - 5.1%
CF Industries Holdings, Inc.	23,100	871,563
FMC Corp.	25,000	1,914,250
Nutrien Ltd.	5,463	258,192
The Mosaic Co.	23,500	570,580
The Scotts Miracle-Gro Co. Class A	10,200	874,650
		4,489,235
Industrial Gases - 5.4%
Linde AG	22,700	4,779,031
Specialty Chemicals - 7.7%
Axalta Coating Systems Ltd. (a)	13,500	407,565
Celanese Corp. Class A	13,400	1,342,814
Frutarom Industries Ltd.	4,000	366,176
Platform Specialty Products Corp. (a)	145,500	1,401,165
Sherwin-Williams Co.	8,400	3,293,808
		6,811,528

TOTAL CHEMICALS		58,844,743

Construction Materials - 4.5%
Construction Materials - 4.5%
CRH PLC sponsored ADR	11,200	381,024
Eagle Materials, Inc.	4,788	493,403
Martin Marietta Materials, Inc.	6,000	1,243,800
Summit Materials, Inc.	62,873	1,903,794
		4,022,021
Containers & Packaging - 10.5%
Metal & Glass Containers - 1.7%
Aptargroup, Inc.	9,100	817,453
Berry Global Group, Inc. (a)	13,100	718,011
		1,535,464
Paper Packaging - 8.8%
Avery Dennison Corp.	9,200	977,500
Graphic Packaging Holding Co.	132,700	2,036,945
Packaging Corp. of America	9,500	1,070,650
WestRock Co.	57,198	3,670,396
		7,755,491

TOTAL CONTAINERS & PACKAGING		9,290,955

Energy Equipment & Services - 0.6%
Oil & Gas Equipment & Services - 0.6%
Tenaris SA sponsored ADR	15,200	526,984
Metals & Mining - 14.7%
Copper - 3.5%
Freeport-McMoRan, Inc.	149,400	2,624,958
Lundin Mining Corp.	74,900	491,252
		3,116,210
Diversified Metals & Mining - 2.5%
Alcoa Corp. (a)	21,400	962,144
Elkem ASA (a)(b)	73,300	284,468
Glencore Xstrata PLC	168,393	835,872
Ivanhoe Mines Ltd. (a)	62,800	132,585
		2,215,069
Gold - 2.7%
Franco-Nevada Corp.	3,800	259,882
Newmont Mining Corp.	53,700	2,098,059
		2,357,941
Steel - 6.0%
Allegheny Technologies, Inc. (a)	12,300	291,264
Nucor Corp.	14,300	873,587
Reliance Steel & Aluminum Co.	7,896	677,003
Ryerson Holding Corp. (a)	52,113	424,721
Steel Dynamics, Inc.	61,000	2,697,420
United States Steel Corp.	9,600	337,824
		5,301,819

TOTAL METALS & MINING		12,991,039

Trading Companies & Distributors - 1.2%
Trading Companies & Distributors - 1.2%
Univar, Inc. (a)	36,700	1,018,425
TOTAL COMMON STOCKS
(Cost $73,043,196)		86,912,042

Nonconvertible Preferred Stocks - 1.9%
Chemicals - 1.9%
Commodity Chemicals - 1.9%
Braskem SA (PN-A)
(Cost $1,811,145)	117,700	1,711,248
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,854,341)		88,623,290
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,404
NET ASSETS - 100%		$88,653,694

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,468 or 0.3% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,339
Fidelity Securities Lending Cash Central Fund	91
Total	$4,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$86,912,042	$86,398,770	$513,272	$--
Nonconvertible Preferred Stocks	1,711,248	1,711,248	--	--
Total Investments in Securities:	$88,623,290	$88,110,018	$513,272	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

March 31, 2018

VTELP-QTLY-0518
1.856921.110

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Communications Equipment - 0.8%
Communications Equipment - 0.8%
Quantenna Communications, Inc. (a)	21,700	$297,290
Diversified Telecommunication Services - 60.6%
Alternative Carriers - 20.7%
CenturyLink, Inc.	113,105	1,858,315
Cogent Communications Group, Inc.	28,363	1,230,954
Globalstar, Inc. (a)(b)	320,600	220,413
Iliad SA	1,216	251,366
Iridium Communications, Inc. (a)(b)	93,563	1,052,584
ORBCOMM, Inc. (a)	23,731	222,359
Vonage Holdings Corp. (a)	127,200	1,354,680
Zayo Group Holdings, Inc. (a)	40,600	1,386,896
		7,577,567
Integrated Telecommunication Services - 39.9%
Altice U.S.A., Inc. Class A (b)	3,100	57,288
AT&T, Inc.	141,518	5,045,117
Atlantic Tele-Network, Inc.	9,200	548,504
Cincinnati Bell, Inc. (a)	38,907	538,862
Consolidated Communications Holdings, Inc. (b)	25,247	276,707
Frontier Communications Corp. (b)	25,353	188,119
Verizon Communications, Inc.	162,271	7,759,800
Windstream Holdings, Inc.	111,083	156,627
		14,571,024

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		22,148,591

Electronic Equipment & Components - 1.2%
Electronic Equipment & Instruments - 0.2%
ADT, Inc. (b)	10,400	82,472
Electronic Manufacturing Services - 1.0%
Fabrinet	10,900	342,042

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		424,514

Equity Real Estate Investment Trusts (REITs) - 2.1%
Specialized REITs - 2.1%
American Tower Corp.	5,182	753,152
Internet Software & Services - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	2,900	205,842
Gogo, Inc. (a)(b)	37,900	327,077
Pandora Media, Inc. (a)(b)	76,000	382,280
		915,199
Media - 14.0%
Cable & Satellite - 11.3%
Altice NV Class A (a)	29,446	242,681
Comcast Corp. Class A	29,500	1,008,015
DISH Network Corp. Class A (a)	10,900	413,001
GCI Liberty, Inc. (a)	6,982	369,069
Liberty Broadband Corp. Class A (a)	9,600	814,080
Liberty Global PLC:
Class C (a)	30,200	918,986
LiLAC Class C (a)(c)	10,036	0
Liberty Latin America Ltd. (a)	9,136	174,406
Megacable Holdings S.A.B. de CV unit	36,900	172,820
		4,113,058
Movies & Entertainment - 2.7%
Lions Gate Entertainment Corp. Class B	1,300	31,304
Time Warner, Inc.	10,100	955,258
		986,562

TOTAL MEDIA		5,099,620

Wireless Telecommunication Services - 17.8%
Wireless Telecommunication Services - 17.8%
Millicom International Cellular SA	2,400	166,080
Shenandoah Telecommunications Co.	19,774	711,864
Sprint Corp. (a)(b)	139,816	682,302
T-Mobile U.S., Inc. (a)	47,328	2,888,901
Telephone & Data Systems, Inc.	40,025	1,121,901
U.S. Cellular Corp. (a)	16,800	675,192
VimpelCom Ltd. sponsored ADR	104,800	276,672
		6,522,912
TOTAL COMMON STOCKS
(Cost $33,610,893)		36,161,278

Nonconvertible Preferred Stocks - 0.8%
Media - 0.2%
Cable & Satellite - 0.2%
GCI Liberty, Inc. 0.00%	2,788	65,239
Wireless Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
TIM Participacoes SA sponsored ADR	9,700	210,199
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $213,942)		275,438

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.72% (d)	69,134	69,148
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	1,908,099	1,908,480
TOTAL MONEY MARKET FUNDS
(Cost $1,977,296)		1,977,628
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $35,802,131)		38,414,344
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(1,883,433)
NET ASSETS - 100%		$36,530,911

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$362
Fidelity Securities Lending Cash Central Fund	18,359
Total	$18,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$36,161,278	$35,988,458	$172,820	$--
Nonconvertible Preferred Stocks	275,438	275,438	--	--
Money Market Funds	1,977,628	1,977,628	--	--
Total Investments in Securities:	$38,414,344	$38,241,524	$172,820	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018